Lincoln Variable Insurance Products Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:        484-583-8083

e-Mail:       kristen.winsko@lfg.com

VIA EDGAR

April 27, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

On behalf of the following series:

 LVIP American Century VP Mid Cap Value Managed Volatility Fund

 LVIP Invesco V.I. Comstock Managed Volatility Fund

(the “Funds”).

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Funds’ Prospectuses dated May 1, 2015, as supplemented April 13, 2016. The purpose of this filing is to submit the Funds’ Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel